Taxes payable (Tables)	12 Months Ended
Dec. 31, 2021
Taxes payable
Taxes payable

	As at 31 December
	2021	2020

VAT payable	955,497	1,159,562
Income tax payable	227,880	288,106
Others	870,041	597,201

Total	2,053,418	2,044,869